AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON December 22, 1999

                                                              FILE NO. 333-57017
                                                              FILE NO. 811-08821

--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             (X)

         POST-EFFECTIVE AMENDMENT NO. 2

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940             (X)

         AMENDMENT NO. 3                                                     (X)

                              RYDEX VARIABLE TRUST
               (Exact Name of Registrant as Specified in Charter)

                     C/O 6116 EXECUTIVE BOULEVARD, SUITE 400
                            ROCKVILLE, MARYLAND 20852
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        Registrant's Telephone Number, including Area Code (301) 468-8520

                              ALBERT P. VIRAGH, JR.
                                      RYDEX
                       6116 EXECUTIVE BOULEVARD, SUITE 400
                            ROCKVILLE, MARYLAND 20852
                     (Name and Address of Agent for Service)

                                   Copies to:

              W. John McGuire                    John H. Grady, Jr., Esq.
              Morgan, Lewis & Bockius LLP        Morgan, Lewis & Bockius LLP
              1800 M Street, N.W.                1701 Market Street
              Washington, D.C. 20036             Philadelphia, PA 19103


         It is proposed that this filing will become effective (check appropriate box):
                Immediately upon filing pursuant to paragraph (b)
         ---
                On April 30, 1999 pursuant to paragraph (b)
         ---
                60 days after filing pursuant to paragraph (a)(1)
         ---
                On (date) pursuant to paragraph (a)(1)
         ---
          X     75 days after filing pursuant to paragraph (a)(2)
         ---
                On (date) pursuant to paragraph (a)(2) of Rule 485.
         ---
                If appropriate, check the following box:
                This post-effective amendment designates a new effective date
         ---    for a previously filed post-effective amendment.

                            PART C: OTHER INFORMATION

Item 23.  Exhibits:

         (a)(1) Certificate of Trust of Rydex Variable Trust is incorporated by reference to Exhibit (a) of the Initial Registration Statement, filed on June 17, 1998.

         (a)(2) Declaration of Trust of Rydex Variable Trust is incorporated by reference to Exhibit (a) of the Initial Registration Statement, filed on June 17, 1998.

         (b) By-Laws are incorporated by reference to Exhibit (b) of the Initial Registration Statement, filed on June 17, 1998.

         (c)      Not Applicable

         (d) Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. is incorporated herein by reference to Exhibit (d) of the Post- Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

         (e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. is incorporated herein by reference to Exhibit (e)(1) of the Post- Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

         (e)(2) Participation Agreement between the Registrant and PADCO Financial Services, Inc. is herein incorporated by reference to Pre-Effective Amendment No. 1 as filed on October 14, 1998.

         (e)(3) Investor Service Agreement and Plan are incorporated herein by reference to Exhibit (e)(3) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

         (f)      Not Applicable

         (g) Custodian Agreement between the Registrant and Star Bank, N.A. is herein incorporated by reference to Pre-Effective Amendment No. 1 as filed on October 14, 1998.

         (h)(1) Service Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit
                  (h)(1) of the Post- Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

         (h)(2) Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (h)(2) of the Post- Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

         (i) Legal Opinion of Morgan, Lewis & Bockius LLP is incorporated herein by reference to Exhibit (i) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

         (j)      Not Applicable

         (k)      Not Applicable

         (l)      Not Applicable

         (m)      Not Applicable

         (n)      Not Applicable

         (o)      Not Applicable


         (p)      Not Applicable

         (q) Powers of Attorney for Albert P. Viragh, Jr., Carl G. Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are herein incorporated by reference to Exhibit (p) to Pre- Effective Amendment No. 1 as filed October 14, 1998.


Item 24.  Persons Controlled by or under Common Control with the Fund

The following persons may be deemed to be directly or indirectly controlled by or under the common control with the Registrant, a Delaware business trust:

                                                                           PERCENTAGE OF VOTING
                                                                         SECURITIES OWNED AND/OR
                                  STATE OF ORGANIZATION AND                 CONTROLLED BY THE
                                RELATIONSHIP (IF ANY) TO THE             CONTROLLING PERSON OR
       COMPANY                           REGISTRANT                       OTHER BASIS OF COMMON
                                                                                 CONTROL
-------------------------------------------------------------------------------------------------------
PADCO Advisors, Inc. (the       a Maryland corporation, a             80% of the voting securities
"Advisor)                       registered investment adviser,        of the Advisor are owned by
                                and the Registrant's                  Albert P. Viragh, Jr., the
                                investment adviser                    Chairman of the Board of
                                                                      Directors, the President, and
                                                                      the Treasurer of the Advisor,
                                                                      and 100% of the voting
                                                                      securities are controlled by
                                                                      Albert P. Viragh, Jr.

PADCO Service Company,          a Maryland corporation, a             100% of the voting securities
Inc. (the "Servicer")           registered transfer agent, and        of the Servicer are owned by
                                the Registrant's shareholder          Albert P. Viragh, Jr., the
                                and transfer agent servicer           Chairman of the Board of
                                                                      Directors, the President, and
                                                                      the Treasurer of the Servicer

PADCO Financial Services,       a Maryland corporation, a             100% of the voting securities
Inc. (the "Distributor")        registered broker-dealer, and         of the Distributor are owned
                                the distributor of the shares         by Albert P. Viragh, Jr., the
                                of The Rydex Institutional            Chairman of the Board of
                                Money Market Fund, a series           Directors, the President, and
                                of the Registrant                     the Treasurer of the
                                                                      Distributor


                                       iv


PADCO Advisors II, Inc.         a Maryland corporation and a          100% of the voting securities
                                registered investment adviser         are owned by Albert P.
                                (PADCO II is not otherwise            Viragh, Jr., the Chairman of
                                related to the Registrant)            the Board of Directors, the
                                                                      President, and the Treasurer
                                                                      of PADCO II

Rydex Series Trust              an open-end investment                the investment advisers for
                                company which is organized            the Rydex Series Trust  and
                                under the laws of the State of        the Registrant are under the
                                Delaware and is advised by            common control of Albert P.
                                PADCO Advisors, Inc.                  Viragh, Jr., the Chairman of
                                                                      the Board of Trustees,
                                                                      President of the Registrant

Rydex Dynamic Funds             an open-end investment                the investment advisers for
                                company which is organized            the Rydex Dynamic Funds
                                under the laws of the State           is the investment adviser of
                                of Delaware and is advised            Registrant and is under the
                                by PADCO Advisors, Inc.               common control of Albert P.
                                                                      Viragh, Jr., the Chairman of
                                                                      the Board of Trustees and
                                                                      President of the Registrant

Item 25.  Indemnification

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of June 11, 1998 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Item 26.  Business and other Connections of the Investment Adviser:

ADVISER
PADCO Advisors II, Inc. (the "Advisor") is the investment advisor for the Trust. The principal address of the Advisor is 6116 Executive Drive, Rockville, Maryland. The Advisor is an investment advisor registered under the Advisers Act.

The officers and directors of the Advisor, including information as to any other business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, are as follows:

                NAME                                 POSITION
                ----                                 --------
         Albert P. Viragh, Jr.                       Chairman and President
         Albert P. Viragh, Jr.                       Treasurer
         Amanda C. Viragh                            Secretary
         Amanda C. Viragh                            Assistant Treasurer

Item 27.  Principal Underwriters

(a) PADCO Financial Services Inc. serves as the principal underwriter for the securities of the Registrant, the Advisor Class of Rydex Series Trust, a registered investment company advised by PADCO Advisors, Inc., and Rydex Dynamic Funds, a registered investment company advised by PADCO Advisors, Inc., but does not currently serve as the principal underwriter for the securities of any other investment company.

(b) The following information is furnished with respect to the directors and officers of PADCO Financial Services, Inc.

NAME AND PRINCIPAL          POSITIONS AND OFFICES WITH             POSITIONS AND OFFICES
BUSINESS ADDRESS*           UNDERWRITER                            WITH REGISTRANT
Albert P. Viragh, Jr.       Chairman of the Board of Directors,    Chairman of the Board
                            President and Treasurer                of Trustees and President

Amanda C. Viragh            Director                               None

Carl G. Verboncoeur         Vice President                         Vice President


Item 28.  Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 6116 Executive Boulevard, Rockville, Maryland 20852.

Item 29.  Management Services

         Not Applicable

Item 30.  Undertakings

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement (File No. 811-08821) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on this 22nd day of December, 1999.

                                      Rydex Variable Trust

                                      By: /s/ Albert P. Viragh, Jr.
                                          --------------------------
                                          Albert P. Viragh, Jr.,
                                          President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signature                             Title                                     Date
---------                             -----                                     ----
 /s/ Albert P. Viragh, Jr.            Chairman of the Board of Trustees,        December 22, 1999
---------------------------           Principal Executive Officer, and
Albert P. Viragh, Jr.                 President

             *                        Member of the Board of Trustees           December 22, 1999
---------------------------
Corey A. Colehour

             *                        Member of the Board of Trustees           December 22, 1999
---------------------------
J. Kenneth Dalton

             *                        Member of the Board of Trustees           December 22, 1999
---------------------------
John O. Demaret

             *                        Member of the Board of Trustees           December 22, 1999
---------------------------
Roger Somers

             *                        Member of the Board of Trustees           December 22, 1999
---------------------------
Patrick T. McCarville

 /s/ Carl G. Verboncoeur              Vice President and Treasurer              December 22, 1999
---------------------------
Carl G. Verboncoeur

 /s/ Albert P. Viragh, Jr.
---------------------------------------
Albert P. Viragh, Jr., Attorney in Fact
*Powers of Attorney previously filed

                                  EXHIBIT INDEX

(a)(1) Certificate of Trust of Rydex Variable Trust is incorporated by reference to Exhibit (a) of the Initial Registration Statement, filed on June 17, 1998.

(a)(2) Declaration of Trust of Rydex Variable Trust is incorporated by reference to Exhibit (a) of the Initial Registration Statement, filed on June 17, 1998.

(b) By-Laws are incorporated by reference to Exhibit (b) of the Initial Registration Statement, filed on June 17, 1998.

(c)      Not Applicable

(d) Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. is incorporated herein by reference to Exhibit (d) of the Post- Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. is incorporated herein by reference to Exhibit (e)(1) of the Post- Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(e)(2) Participation Agreement between the Registrant and PADCO Financial Services, Inc. is herein incorporated by reference to Pre-Effective Amendment No. 1 as filed on October 14, 1998.

(e)(3) Investor Service Agreement and Plan are incorporated herein by reference to Exhibit (e)(3) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(f)      Not Applicable

(g) Custodian Agreement between the Registrant and Star Bank, N.A. is herein incorporated by reference to Pre-Effective Amendment No. 1 as filed on October 14, 1998.

(h)(1) Service Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (h)(1) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(h)(2) Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (h)(2) of the Post- Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(i) Legal Opinion of Morgan, Lewis & Bockius LLP is incorporated herein by reference to Exhibit (i) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(j)      Not Applicable

(k)      Not Applicable

(l)      Not Applicable

(m)      Not Applicable

(n)      Not Applicable

(o)      Not Applicable

(p)      Not Applicable

(q) Powers of Attorney for Albert P. Viragh, Jr., Carl G. Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are herein incorporated by reference to Exhibit (p) to Pre-Effective Amendment No. 1 as filed October 14, 1998.

                                   PROSPECTUS

                              RYDEX VARIABLE TRUST

                                   EUROPE FUND
                                   JAPAN FUND
                                  INTERNET FUND
                                 UTILITIES FUND
                                 TITAN 500 FUND
                                TEMPEST 500 FUND
                                VELOCITY 100 FUND
                                VENTURE 100 FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                                  301-468-8520



Rydex Variable Trust (the "Trust") is a no-load mutual fund complex with thirty separate investment portfolios (the "Rydex Funds"), eight of which are described in this Prospectus (the "Funds"). The Funds consist of the Europe and Japan Funds (the "International Funds"), the Internet and Utilities Funds (the "Sector Funds"), and the Titan 500, Tempest 500, Velocity 100, and Venture 100 Funds (the "Dynamic Funds"). Shares of the Funds are available exclusively for variable annuity and variable life insurance products, as well as for certain pension, profit sharing and other retirement plans. Variable life and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



March 1, 2000

                   RISK/RETURN INFORMATION COMMON TO THE FUNDS

THE FUNDS' INVESTMENT OBJECTIVES

     Each Fund has a separate investment objective. THE INVESTMENT OBJECTIVE OF EACH FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

RISKS OF INVESTING IN THE FUNDS

     -  The value of the Funds may fluctuate in value from day to day.

     -  Fund shares may decline in value, and you may lose money.

THE FUNDS:

     -   are not federally insured               -   are not bank deposits
     -   are not guaranteed by any               -   are not guaranteed to
         government agency                           achieve their objectives

                         FUND INFORMATION -- EUROPE FUND

FUND OBJECTIVE
     The Europe Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 125% of the performance of the Dow Jones Stoxx 50-SM- Index ("Stoxx 50-SM- Index").

     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 125% of the value of any increase in the Stoxx 50-SM- Index. For example, if the Stoxx 50-SM- Index goes up by 4%, the value of the Fund's shares should go up by 5%. When the value of the Stoxx 50-SM- Index declines, the value of the Fund's shares should also decrease on a daily basis by 125% of the value of any decrease in the Index.

PORTFOLIO INVESTMENT STRATEGY
     The Fund invests principally in securities of companies included on the Stoxx 50-SM- Index and in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
     The Europe Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - FOREIGN INVESTING RISK -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

     - CURRENCY RISK -- Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations. As a result, the value of the Fund's assets measured in U.S. dollars will be affected by changes in the exchange rates of currencies in which the Fund's securities are denominated.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's return to be less than you expect.

FUND PERFORMANCE AND FEE INFORMATION

EUROPE FUND PERFORMANCE
     The Europe Fund commenced operations on __________, 2000, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Europe Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES                                                                 None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                            .90%
     Distribution (12b-1) Fees                                                  .25%
     Other Expenses*                                                            .75%
                                                                                ------

     Total Annual Fund Operating Expenses                                      1.90%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Europe Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

         1 YEAR                     3 YEARS
         ----------------------------------
         $-----                     $-----

                         FUND INFORMATION -- JAPAN FUND

FUND OBJECTIVE
     The Japan Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 125% of the performance of the Nikkei 225 Stock Average ("Nikkei 225").

     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 125% of the value of any increase in the Nikkei 225. For example, if the Nikkei 225 goes up by 4%, the value of the Fund's shares should go up by 5%. When the value of the Nikkei 225 declines, the value of the Fund's shares should also decrease on a daily basis by 125% of the value of any decrease in the Index.

PORTFOLIO INVESTMENT STRATEGY
     The Fund invests principally in securities of companies included in the Nikkei 225 and in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
     The Japan Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - FOREIGN INVESTING RISK -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.

     - CURRENCY RISK -- Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations. As a result, the value of the Fund's assets measured in U.S. dollars will be affected by changes in the exchange rate of the Japanese yen.

     - GEOGRAPHIC CONCENTRATION IN JAPAN -- Targeting a single country could hurt the Fund's performance or may cause the Fund to be more volatile than a more geographically diversified equity fund.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's return to be less than you expect.

FUND PERFORMANCE AND FEE INFORMATION

JAPAN FUND PERFORMANCE
     The Japan Fund commenced operations on __________, 2000, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Japan Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES                                                                 None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                            .90%
     Distribution (12b-1) Fees                                                  .25%
     Other Expenses*                                                            .75%
                                                                              ------

     Total Annual Fund Operating Expenses                                      1.90%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Japan Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR                     3 YEARS
         ----------------------------------
         $---                        $---

                        FUND INFORMATION -- INTERNET FUND

FUND OBJECTIVE
     The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORTFOLIO INVESTMENT STRATEGY
     The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide intranet and extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
     The Internet Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

     - INTERNET SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market and rapid obsolescence of products.

     - SMALLER COMPANY RISK -- Although securities of large and well-established companies in the Internet sector will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in technology and/or increased competition. Securities of those smaller and /or less seasoned companies may therefore expose shareholders of the Fund to above-average risk.

FUND PERFORMANCE AND FEE INFORMATION

INTERNET FUND PERFORMANCE
     Internet Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of Internet Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES                                                                 None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                            .85%
     Distribution (12b-1) Fees                                                  .25%
     Other Expenses*                                                           1.00%
                                                                              -------
     Total Annual Fund Operating Expenses                                      2.10%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Internet Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

         1 YEAR                     3 YEARS
         ----------------------------------
         $213                       $658

                        FUND INFORMATION - UTILITIES FUND

FUND OBJECTIVE
     The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENTS

     The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
     The Utilities Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

     - UTILITIES SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the Utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources.

FUND PERFORMANCE AND FEE INFORMATION

UTILITIES FUND PERFORMANCE
     Utilities Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of Utilities Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES                                                                 None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                            .85%
     Distribution (12b-1) Fees                                                  .25%
     Other Expenses*                                                           1.00%
                                                                             -------

     Total Annual Fund Operating Expenses                                      2.10%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Utilities Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

         1 YEAR                     3 YEARS
         ----------------------------------
         $213                       $658

                       FUND INFORMATION -- TITAN 500 FUND

FUND OBJECTIVE
     Titan 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.

     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY
     The Fund employs as its investment strategy a program of investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

RISK CONSIDERATIONS
     Titan 500 Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

FUND PERFORMANCE AND FEE INFORMATION

TITAN 500 FUND PERFORMANCE
     Titan 500 Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of Titan 500 Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES                                                               None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                           1.00%
     Distribution (12b-1) Fees                                                  .25%
     Other Expenses*                                                            .85%
                                                                              ------
     Total Annual Fund Operating Expenses                                      2.10%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Titan 500 Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

         1 YEAR                          3 YEARS
         ---------------------------------------
         $213                            $658

                      FUND INFORMATION -- TEMPEST 500 FUND

FUND OBJECTIVE
     Tempest 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500 Index.

     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the S&P 500 Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the S&P 500 Index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the Index (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY
     The Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Short sales and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
     Tempest 500 Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

FUND PERFORMANCE AND FEE INFORMATION

TEMPEST 500 FUND PERFORMANCE
     Tempest 500 Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of Tempest 500 Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES                                                               None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                           1.00%
     Distribution (12b-1) Fees                                                  .25%
     Other Expenses*                                                            .85%
                                                                              ------
     Total Annual Fund Operating Expenses                                      2.10%

*     OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Tempest 500 Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR                     3 YEARS
         ----------------------------------
          $213                      $658

                      FUND INFORMATION -- VELOCITY 100 FUND

FUND OBJECTIVE
     Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ 100 Index-TM-.

     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the NASDAQ 100 Index-TM-. When the value of the NASDAQ 100 Index-TM- declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Index (e.g., if the NASDAQ 100 Index-TM- goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY
     The Fund employs as its investment strategy a program of investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

RISK CONSIDERATIONS
     Velocity 100 Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK --The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

FUND PERFORMANCE AND FEE INFORMATION

VELOCITY 100 FUND PERFORMANCE
     Velocity 100 Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of Velocity 100 Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES                                                               None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                           1.00%
     Distribution (12b-1) Fees                                                  .25%
     Other Expenses*                                                            .85%
                                                                              ------

     Total Annual Fund Operating Expenses                                      2.10%

*     OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Velocity 100 Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR                     3 YEARS
         ----------------------------------
          $213                      $658

                      FUND INFORMATION -- VENTURE 100 FUND

FUND OBJECTIVE
     Venture 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the NASDAQ 100 Index-TM-.

     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the NASDAQ 100 Index-TM- (e.g., if the NASDAQ 100 Index-TM- goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the NASDAQ 100 Index-TM- increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the Index (e.g., if the NASDAQ 100 Index-TM- goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY
     The Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. Short sales and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark.
     The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
     Venture 100 Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

FUND PERFORMANCE AND FEE INFORMATION

VENTURE 100 FUND PERFORMANCE
     Venture 100 Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of Venture 100 Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES                                                               None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                           1.00%
     Distribution (12b-1) Fees                                                  .25%
     Other Expenses*                                                            .85%
                                                                              ------
     Total Annual Fund Operating Expenses                                      2.10%

*    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Venture 100 Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR                     3 YEARS
         ----------------------------------
         $213                       $658

MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

THE INTERNATIONAL FUNDS' AND DYNAMIC FUNDS' INVESTMENT OBJECTIVES
     Each Fund's objective is to provide investment results that match the performance of a specific benchmark. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by each Fund is set forth below:

---------------------------------------------------------------------------------------------------------------------------------
     FUND (TICKER SYMBOL)                     BENCHMARK
---------------------------------------------------------------------------------------------------------------------------------
Europe Fund (RY__X)                      125% of the performance, measured on a daily basis, of the Dow Jones Stoxx 50-SM- Index
---------------------------------------------------------------------------------------------------------------------------------
Japan Fund (RY__X)                       125% of the performance, measured on a daily basis, of the NIKKEI 225 Stock Average
---------------------------------------------------------------------------------------------------------------------------------
Titan 500 Fund (RY__X)                   200% of the performance, measured on a daily basis, of the S&P 500 Composite Stock
                                         Price Index-TM- (SPX)
---------------------------------------------------------------------------------------------------------------------------------
Tempest 500 Fund (RY__X)                 200% of the inverse (opposite) performance, measured on a daily basis, of the S&P 500
                                         Composite Stock Price Index-TM- (SPX)
---------------------------------------------------------------------------------------------------------------------------------
Velocity 100 Fund (RY__X)                200% of the performance, measured on a daily basis, of the NASDAQ 100 Index-TM- (NDX)
---------------------------------------------------------------------------------------------------------------------------------
Venture 100 Fund (RY__X)                 200% of the inverse (opposite) performance, measured on a daily basis, of the NASDAQ
                                         100 Index-TM- (NDX)
---------------------------------------------------------------------------------------------------------------------------------

A BRIEF GUIDE TO THE BENCHMARKS.

THE DOW JONES STOXX 50-SM- INDEX (STOXX 50-SM- INDEX). The Stoxx 50-SM- Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.

THE NIKKEI 225 STOCK AVERAGE (NIKKEI 225). The Nikkei 225 is a price-weighted index of 225 top-rated companies listed on the First Section of the Tokyo Stock Exchange.

THE S&P 500 COMPOSITE STOCK PRICE INDEX-TM- (S&P 500 INDEX). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX-TM-. The NASDAQ 100 Index-TM- is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

                        ADVISOR'S INVESTMENT METHODOLOGY

INTERNATIONAL FUNDS
     In managing the International Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity. The Advisor will regularly utilize futures and options contracts to leverage a Fund's investment exposure.

SECTOR FUNDS
     In managing the Sector Funds, the Advisor's investment team employs a quantitative model that considers a number of factors. To develop liquid portfolio of stocks that adequately represents a particular market sector, the Advisor applies filters to the broad universe of stocks of issuers that are "principally engaged" in business activities in each industry sector. Specifically, the Advisor's investment process screens stocks primarily based on liquidity, market capitalization, and correlation relative to the entire industry sector. The Advisor also may consider other factors.

     The Advisor monitors the Sector Funds' portfolios on an ongoing basis, and adds or deletes stocks from the portfolios as needed.

     After constructing a portfolio for each Sector Fund, the Advisor may utilize futures contracts and options to leverage a Fund's exposure to the relevant business sector with more than 100% of its total assets.

     Each business sector typically consists of numerous industries. For purposes of the Advisor's investment methodology and the policies for each Fund, a company is considered to be "principally engaged" in a designated business activity in a particular economic sector if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. If a question exists as to whether a company meets these standards, the Advisor will determine whether the company's primary business is within the business sector designated for investment by that Fund.

DYNAMIC FUNDS
     In managing the Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

     The Advisor pursues the Funds' investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the Tempest 500 Fund's and the Venture 100 Fund's performance to inversely correlate to the performance of the S&P 500 Index and the NASDAQ 100 Index, respectively.

RISKS OF INVESTING IN THE FUNDS
     As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) -- The Funds invest primarily in equity securities as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives are subject to market risks that cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' securities may fluctuate considerably from day to day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FOREIGN SECURITIES RISK (INTERNATIONAL FUNDS) -- Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (INTERNATIONAL FUNDS) -- The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

     - The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

     - A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to engage in hedging against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) -- The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position or for certain other tax-related purposes. The Funds may enter into futures contracts traded on a national futures exchange or board of trade or in the over-the-counter market. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the sale by one party and purchase by another party of a specified amount of a security at a specified future time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts whose value is determined, in part, by the value of the securities in the designated index. Index futures for various indices are traded on registered securities exchanges.

     OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When selling call options on securities, a Fund may cover its position by owning the underlying security or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option sold.

The risks associated with the Funds' use of futures and options contracts include:

     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

     - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

     - There may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at an advantageous time.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (SECTOR FUNDS, VELOCITY 100 FUND AND VENTURE 100
FUND) -- None of the Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; EXCEPT THAT, to the extent a Fund's benchmark is concentrated in a particular industry, the Funds will necessarily be concentrated in that industry. Currently, the index underlying the Velocity 100 Fund and the Venture 100 Fund's benchmark - the NASDAQ 100 Index(TM)- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that those issuers (or that industry) will perform poorly, and the Fund will be negatively impacted by that poor performance.

GEOGRAPHIC CONCENTRATION IN RISK (JAPAN FUND) -- Political and economic conditions and changes in regulatory, tax or economic policy in Japan could significantly affect the market value of Japanese securities. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is dependent on international trade, reform of the financial services sector and other troubled sectors, and consistent government policy. The risk of concentrating the Japan Fund's investments in a single country -- Japan -- is that the country's economy will perform poorly as a whole, and the Fund will be negatively impacted by that poor performance.

PORTFOLIO TURNOVER RATE RISK (DYNAMIC FUNDS) -- The Trust anticipates that investors who are part of a tactical or strategic asset-allocation strategy will frequently redeem or exchange shares, which will cause the Funds to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

NON-DIVERSIFICATION RISK (DYNAMIC FUNDS) -- Since each Dynamic Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK (INTERNATIONAL FUNDS AND DYNAMIC FUNDS) -- While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve close correlation. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT AND EARLY CLOSING RISK (DYNAMIC FUNDS) -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts. In addition, unanticipated early closings of the equity markets may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or both of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (TEMPEST 500 FUND AND VENTURE 100 FUND) -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                         PURCHASING AND REDEEMING SHARES

Shares are offered continuously, and may be purchased on any day that both the New York Stock Exchange (the "NYSE") is open for business and the underlying index of the Funds' benchmark is published (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Securities and

Exchange Commission ("SEC"), the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems Shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. The Trust may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE, NASDAQ, the Chicago Mercantile Exchange ("CME"), the Chicago Board Options Exchange ("CBOE") or the CBOT, as appropriate, is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Trust's investors.

NET ASSET VALUE
         The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). If market prices are unavailable or become unreliable because of events occurring during or after the close of trading in any of the relevant foreign markets, fair value prices may be determined by the Advisor, in good faith, using methods approved by the Board of Trustees. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the NYSE and will, therefore, not be reflected in the computation of a Fund's net asset value. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Trustees. As such, values ascribed to certain securities maintained by a fund may not be the quoted or published prices of those securities on their primary markets or exchanges.

     TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, THE TRUST MUST RECEIVE PURCHASE OR REDEMPTION ORDERS BEFORE 3:45 P.M., EASTERN TIME, FOR THE INTERNATIONAL FUNDS AND THE DYNAMIC FUNDS 3:30 P.M., EASTERN TIME, FOR THE SECTOR FUNDS. HOWEVER, YOUR INSURANCE COMPANY OR RETIREMENT PLAN SPONSOR MAY HAVE EARLIER CUTOFF TIMES. VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

                             MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR
     PADCO Advisors II, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate, based on the average daily net assets for each Fund, as set forth below:

----------------------------------------------------------- --------------------------------------------------------
                           FUND                                                  ADVISORY FEE
----------------------------------------------------------- --------------------------------------------------------
International Funds                                                                  .90%
----------------------------------------------------------- --------------------------------------------------------
Sector Funds                                                                         .85%
----------------------------------------------------------- --------------------------------------------------------
Dynamic Funds                                                                        1.00%
----------------------------------------------------------- --------------------------------------------------------

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT
     The International Funds are managed by Charles J. Tennes. Mr. Tennes joined the Advisor in April, 1999. From 1985 to 1997, he was affiliated with GIT Investment Funds, and from 1993 managed GIT's equity funds, including the Worldwide Growth Portfolio, an emerging markets fund which invested in more than thirty countries. From 1997 to 1999, Mr. Tennes worked for US-AID and other contractors as a consultant on equity investment in developing nations.

Each Sector Fund and Dynamic Fund is managed by a team and no one person is responsible for making investment decisions.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
     Income dividends and capital gain distributions are paid at least annually to the insurance company by each of the Funds. The Trust may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders. A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

BENCHMARK INFORMATION

The Europe Fund is not sponsored, endorsed, sold, or promoted by Dow Jones, Inc. ("Dow Jones") or Stoxx Ltd. ("Stoxx") or any affiliate of Dow Jones or Stoxx; and the Japan Fund is not sponsored, endorsed, sold, or promoted by Nihon Keizai Shimbun, Inc. ("Nikkei"), the publisher of the Nikkei 225.

Neither the Titan 500 Fund nor the Tempest 500 Fund is sponsored, endorsed, sold, or promoted by Standard & Poor's Corp. (S&P); and neither the Velocity 100 Fund nor the Venture 100 Fund is sponsored, endorsed, sold, or promoted by NASDAQ or any of NASDAQ's affiliates (NASDAQ and its affiliates hereinafter collectively referred to as "NASDAQ").

Neither Dow Jones, Stoxx, Nikkei, S&P, nor NASDAQ make any representation or warranty, implied or express, to the investor in the Funds, or any member of the public, regarding the advisability of investing in index funds or the ability of the Stoxx 50-SM- Index or the Nikkei 225 to track general European or Japanese stock market performance.

Neither Dow Jones, Stoxx, Nikkei, S&P, nor NASDAQ guarantees the accuracy and/or the completeness of the Stoxx 50-SM- Index and the Nikkei 225, respectively, or any data included therein.

Neither the Stoxx 50-SM- Index, the Nikkei 225, the S&P 500 Index, nor the NASDAQ 100 Index make any warranty, express or implied, as to results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the Stoxx 50-SM- Index, the Nikkei 225, the S&P 500 Index, nor the NASDAQ 100 Index respectively, or any data included therein.

Neither the Stoxx 50-SM- Index, the Nikkei 225, the S&P 500 Index, nor the NASDAQ 100 Index makes any express or implied warranties of merchantability or fitness for a particular purpose for use with respect to the Stoxx 50-SM- Index, the Nikkei 225, the S&P 500 Index, nor the NASDAQ 100 Index respectively, or any data included therein.

      Additional information about the Funds is included in a Statement of Additional Information dated March 1, 2000 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
      The SEC maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330). You may request documents by mail from the
 SEC, upon payment of a duplication fee, by writing to: Securities and Exchange
       Commission, Public Reference Section, Washington, D.C. 20549-0102.
 You may also obtain information, upon payment of a duplicating fee, by
                       e-mailing the SEC at the following
                          address: publicinfo@sec.gov.

  You may obtain a copy of the SAI or the annual or semi-annual reports of the Trust without charge by calling 1-301-468-8520 collect or by writing to PADCO
         Service Company, Inc., at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the investments of the
  Funds' predecessor is available in the annual and semi-annual reports. Also, in the annual report of the Funds' predecessor, you will find a discussion of the market conditions and investment strategies that significantly affected performance during its last fiscal year.



        NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
       REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S
                   SAI IN CONNECTION WITH THE OFFERING OF FUND
  SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN
   AUTHORIZED BY THE TRUST OR PADCO ADVISORS II, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING
                                 IS NOT LAWFUL.





                                The Fund's SEC registration number is 811-08821.

                       STATEMENT OF ADDITIONAL INFORMATION

                              RYDEX VARIABLE TRUST

                       6116 EXECUTIVE BOULEVARD, SUITE 400
                            ROCKVILLE, MARYLAND 20852

                                 1-800-820-0888
                                  301-468-8520

                               WWW.RYDEXFUNDS.COM

Rydex Variable Trust (the "Trust") is a no-load mutual fund complex with thirty separate investment portfolios (the "Funds"). This Statement of Additional Information ("SAI") relates to Shares of the following portfolios:

                                   EUROPE FUND
                                   JAPAN FUND
                                  INTERNET FUND
                                 UTILITIES FUND
                                 TITAN 500 FUND
                                TEMPEST 500 FUND
                                VELOCITY 100 FUND
                                VENTURE 100 FUND

This SAI is not a prospectus. It should be read in conjunction with the Trust's Prospectus, dated March , 2000. A copy of the Trust's Prospectus is available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above.


                      The date of this SAI is March , 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                        PAGE

GENERAL INFORMATION ABOUT THE TRUST........................................3

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS..............................3

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS...........................4

INVESTMENT RESTRICTIONS...................................................17

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................19

MANAGEMENT OF THE TRUST...................................................21

DETERMINATION OF NET ASSET VALUE..........................................25

PERFORMANCE INFORMATION...................................................26

CALCULATION OF RETURN QUOTATIONS..........................................27

PURCHASE AND REDEMPTION OF SHARES.........................................28

DIVIDENDS, DISTRIBUTIONS, AND TAXES.......................................28

OTHER INFORMATION.........................................................32

COUNSEL...................................................................32

AUDITORS AND CUSTODIAN....................................................32

APPENDIX.................................................................A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware business trust on June 11, 1998. The Trust is permitted to offer separate portfolios of shares. Shares of the Funds are available through certain deferred variable annuity and variable insurance contracts ("Contracts") offered through insurance companies, as well as to certain retirement plan investors. Additional Funds and/or classes may be created from time to time.

Currently, the Trust has thirty separate series. All payments received by the Trust for shares of any fund belong to that fund. Each fund has its own assets and liabilities. This SAI relates to shares of the Europe and Japan Funds (the "International Funds"), the Internet and Utility Funds (the "Sector Funds"), and the Titan 500, Tempest 500, Velocity 100, Venture 100 Funds (the "Dynamic Funds") (collectively the "Funds").

The Trust is a successor to The Rydex Advisor Variable Annuity Account (the "Separate Account"), and the subaccounts of the Separate Account (the "Rydex Subaccounts"). The Rydex Subaccounts were divided into the Nova Subaccount, the Ursa Subaccount, the Juno Subaccount, the OTC Subaccount, the Precious Metals Subaccount, the U.S. Government Bond Subaccount and the Money Market Subaccount. A substantial portion of the assets of each of the Rydex Subaccounts was transferred to the respective Funds of the Trust in connection with the commencement of operations of the Trust. To obtain historical financial information about the Rydex Subaccounts, please call, collect, 1-301-468-8520.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

UTILITIES FUND
The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's prospectus. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations.

INTERNET FUND
The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund's investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. The Advisor's overall stock selection for the Fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects. The Fund will maintain an adequate representation of the various industries in the Internet sector.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
Each Fund's investment objective and permitted investments are described in the Prospectuses under the headings "FUND INFORMATION" and "FUND PERFORMANCE INFORMATION". The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors II, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the International Funds and the Sector Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Sector Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

CURRENCY TRANSACTIONS
Although the Funds do not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor, believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market between the date the forward contract is entered into and the date its matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the Euro, the Fund holds securities dominated in krone and the Advisor believes that the value of the krone will decline against the U.S. dollar, the Advisor may enter into a contract to sell Euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not by present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a Asenior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FOREIGN ISSUERS
The International Funds and the Sector Funds may invest in issuers located outside the United States. The Funds may purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES
Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depends on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds (other than the Sector Funds) presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. The Sector Funds may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 33a% of the value of the Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Funds (other than the Tempest 500 Fund and the Venture 100 Fund) may buy call options and write (sell) put options on securities for the purpose of realizing the Fund's investment objective. The Tempest 500 Fund and the Venture 100 Fund may buy put options and write call options on securities for the purpose of realizing the Funds' investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

OPTIONS ON SECURITY INDEXES. The Funds (other than the Tempest 500 Fund and the Venture 100 Fund) may purchase call options and write put options, and the Tempest 500 Fund and Venture 100 Fund may purchase put options and write call options, on stock indexes listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contracts is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

SWAPS
The International Funds may enter into various types of privately negotiated or over-the-counter derivatives transactions, including swap transactions ("Swaps"). A Swap is a privately-negotiated derivatives contract in which two parties agree, on specified payment dates, to make or exchange payments calculated by reference to a specified rate, index or asset and an agreed "notional amount." Some common examples of underlying rates, indices and assets include: the market value of a single equity or debt security, a group or "basket" of securities or a stock or fixed-income index; fixed and floating interest rates; foreign currency exchange rates; and various commodity prices or indices. For example, an International Fund may enter into an equity Swap on the value of a single common stock. The Swap is a separate contract that does not require ownership of the underlying stock. In the Swap, the International Fund will agree with a swap dealer to make payments based upon changes in the value of the stock. For example, on a specified payment date, if the value of the stock has increased, one party (such as the International Fund) will receive a payment equal to the amount of that increase for the time period involved and the notional number of shares, as well as receiving equivalent payments after any distribution of a dividend on the security and perhaps making certain interest-like payments on specified dates. If the value of the stock has decreased, then rather than receiving a payment, the first party (such as the International Fund, in this example) would be obligated to make a payment to the other party to the Swap. The International Fund can take either position in the Swap; that is, the International Fund may be the party that receives a payment following an increase in value and pays following a decrease or VICE VERSA. In some cases, the International Fund may also make or receive additional payments on the effective date and/or termination date of the Swap. Swaps are very flexible financing tools whose terms can be negotiated between the parties.

The International Funds may enter into various Swaps that may be based upon the value of various single debt and equity securities, baskets or indices. One example of a situation is which an International Fund may use an equity swap is to mimic some of the benefits of ownership of "local shares" in a country in which the International Fund, as a foreigner, is prohibited from owning local shares. The terms of the Swaps actually entered by the International Fund may vary from the typical example described here. In addition, the International Funds may also enter into interest-rate and currency Swaps. Both interest rate and currency Swaps involve exchanges of payment streams. In the case of interest rate Swaps, the notional amount is used to calculate the size of the payments, but generally is not exchanged; in certain currency Swaps, payment of the entire notional amount in the two applicable currencies may be exchanged by the parties on the effective date of the Swap and in some cases a reverse exchange may be made on the termination date.

The International Funds may enter into these over-the-counter derivative transactions with a number of dealers, generally using standard forms of master agreement documentation customized to suit the needs and circumstances of the International Funds and the dealers. These instruments are not traded on an organized exchange or, generally speaking, through a clearinghouse. Because they are privately negotiated bilateral contracts, in each case, the International Fund and the dealer are each exposed to the credit risk that the other party will not meet its obligations. This risk will be greater with some derivative transactions than others, depending upon the nature, size and terms of the transaction, as well as the creditworthiness of the dealer. The size of the International Fund's potential loss upon default by the dealer or by the International Fund itself is primarily related to the market value of the transactions at the time of the default; since markets move both up and down, it is also possible that the International Fund could realize a gain. Consistent with market practices, the International Funds will generally make and receive payments on a net basis and will, to the extent feasible, document Swaps with a single dealer under a single master agreement to obtain the risk-reduction and other benefits, where permitted by applicable law, of netting upon default or other early termination. Events of default, other termination events, damage calculations and remedies are among the legal terms specified in the documentation.

An International Fund's obligations will be accrued daily (offset against any amounts owing to the International Fund) and any accrued but unpaid net amounts owed to a Swap Counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any unintended leveraging of the International Fund. To the extent that these Swaps are entered into for hedging purposes, the Adviser believes such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, will not treat them as being subject to an International Fund's borrowing restrictions.

The over-the-counter derivatives markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized documentation. As a result, these markets have become increasingly liquid. Different product and geographic segments of these markets have developed at different rates and are subject to different risks. As a result, both the liquidity and the risks associated with individual derivative transactions will vary greatly.

The use of over-the-counter derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary International Fund securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the International Funds would be less favorable than it would have been if this investment technique were not used.

PORTFOLIO TURNOVER
As discussed in the Trust's prospectus, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds . The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "Risk Considerations" in the Trust's Prospectus). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds (other than the Dynamic Funds) will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturity of less than one year. The Dynamic Funds expect to hold most of their investments in short-term options and futures contracts, which are excluded for purposes of computing portfolio turnover. Therefore, based on the above formula, each Dynamic Fund expects a portfolio turnover rate of approximately 0%.

REPURCHASE AGREEMENTS
As discussed in the Trust's Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS
The Tempest 500 Fund and the Venture 100 Fund may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be to the Fund's advantage to do so. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES
The Sector Funds and the Titan 500 and Velocity 100 Funds each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. These Funds may make a short sale when the Fund wants to sell the security the Fund owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

The Tempest 500 Fund and the Venture 100 Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Tempest 500 Fund and the Venture 100 Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SPECIAL CONSIDERATIONS REGARDING EUROPE
The Europe Fund seeks to provide investment results which match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 125% of the performance of the Dow Jones Stoxx 50-SM- Index (the "Stoxx 50"). The Stoxx 50-SM- Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 16 countries include the 15 western European countries which comprise the European Union (EU) and Switzerland.

The EU consists of 15 countries of western Europe: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The EU's primary goal is the creation of a single, unified market through which goods, people and capital could move freely.

A second component of the EU is the establishment of a single currency - the Euro, to replace each member country's domestic currencies. On May 3, 1998 the European Council of Ministers formally announced the "first wave" of European Economic Monetary Union (the "EMU") participants. They are: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. On January 1, 1999, the Euro became a currency, while the bank notes used by the EMU's eleven members remain legal tender. After a transition period, the Euro will begin circulating on January 1, 2002. Six months later, the currency used by the EMU's eleven members will cease to exist.

Europe may experience difficulty with the complete transition to the Euro. For example, different national economies must adjust to a unified monetary system, the absence of exchange rate flexibility and the loss of economic sovereignty. The Continent's economies are diverse, its governments are decentralized and its cultures differ widely. Unemployment is relatively high from a historical perspective and could pose a political risk that one or more countries might exit the union placing the currency and banking system in jeopardy.

SPECIAL CONSIDERATIONS REGARDING JAPAN
The Japan Fund seeks to provide investment results which match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 125% of the performance of Japan's Nikkei-225 Index (the "NKY"). The NKY is a price-weighted index of the 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

The Japanese stock market was established in 1878 as the Tokyo Stock Exchange Company Ltd. Japanese stock exchanges are located in eight cities in Tokyo, Osaka, Nagoya, Kyoto, Hiroshima, Fukuoka, Niigata and Sapporo. The Tokyo Stock Exchange (TSE) is the largest of the eight exchanges in Japan. There are three distinct sections on the main Japanese stock exchanges. The First Section trades in over 1,100 of the largest and most active stocks, which account for over 95% of total market capitalization. The Second Section consists of over 400 issues with lower turnover than the First Section, which are newly quoted on the exchange or which are not listed and would otherwise be traded over-the-counter. The Third Section consists of foreign stocks which are traded over-the-counter. Securities are denominated in the official unit of currency, the Japanese Yen.

Although some Japanese reporting, accounting and auditing practices are based substantially on U.S. principles, they are not identical to U.S. standards in some important respects, particularly with regard to unconsolidated subsidiaries and related structures. In general, Japanese corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

The Japanese agricultural industry is small and largely protected. Japan subsidizes its agricultural industry and is only 50% self-sufficient in food production. Accordingly, it is highly dependent on agricultural imports. Japan has developed a strong heavy industrial sector and is highly dependent on international trade for commodities. Strong domestic industries are automotive, electronics, and metals. Needed imports revolve around raw materials such as oil, forest products, and iron ore. Subsequently, Japan is sensitive to fluctuations in commodity prices.

While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in southeast Asia. As the largest economy in southeast Asia, external events such as the economic trials of Japan's neighbors continue to raise concerns over profit levels for the big Japanese exporters. As many of the governments of Southeast Asia frequently face domestic discontent, and as many of these countries are Japanese trading partners and investment recipients, their internal stability and its impact on regional security are of importance to Japan.

Japanese unemployment levels are high and have been an area of increasing concern. The Japanese financial sector is in need of reform involving overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of bad loans and trim their balance sheets in preparation for greater competition from foreign financial institutions as more areas of the financial sector are opened. Successful financial sector reform could allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. A large factor in determining the pace and scope of recovery is the government's handling of deregulation programs.

Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the United States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

STOCK INDEX FUTURES CONTRACTS
A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR
While Funds which seek to duplicate the performance of their respective benchmarks, as discussed in the Prospectus, do not expect that the returns over a year will deviate adversely from their respective benchmarks by more than ten percent, several factors may affect their ability to achieve this correlation. Among these are: (1) fluctuations in currency exchange rates; (2) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (3) less than all of the securities in the benchmark being held by a Fund and securities not included in the benchmark being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the dance of the underlying securities in the cash market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund holds instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the benchmark index that are not disseminated in advance;
(9) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (10) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging). Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, access a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES
The Funds may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

A Fund shall not:

         1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

         2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

         3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

         4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

         5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

         6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

         7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities. This limitation does not apply to Sector Funds which will concentrate in their respective economic sectors.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

         1. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.

         2.       Invest in companies for the purpose of exercising control.

         3. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
                  (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

         4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

         5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Additionally, each Dynamic Fund may not:

         1.       Invest in warrants.

         2.       Invest in real estate limited partnerships.

         3.       Invest in mineral leases.


PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause a Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided. While the Advisor currently does not intend to pay higher commissions to dealers and brokers who supply it with brokerage and research services, in the event such higher payments would be made or are deemed to have been made, such higher payments would be in accordance with Section 28(e).

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit a Fund directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of one of the Funds may be of benefit to the Advisor in the management of other accounts of the Advisor, including other Funds of the Trust and other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

--------------------------------------------------------------------------------------------------------------------

      NAME; ADDRESS; AGE         POSITION HELD           PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                 WITH THE TRUST
--------------------------------------------------------------------------------------------------------------------
*ALBERT P. VIRAGH, JR. (58)      Chairman of the      Chairman of the Board of Trustees and President of Rydex
6116 Executive Boulevard         Board of Trustees    Series Trust, 1993 to present; Rydex Variable Trust, 1996 to
Suite 400                        and President of     present; and Rydex Dynamic Funds, 1999 to present;  Chairman
Rockville, Maryland 20852        the Trust            of the Board, President, and Treasurer of PADCO Advisors,
                                                      Inc., investment adviser to Rydex Series Trust, 1993 to
                                                      present, and to Rydex Dynamic Funds, 1999 to present;
                                                      Chairman of the Board, President, and Treasurer of PADCO
                                                      Service Company, Inc., shareholder and transfer agent
                                                      servicer to Rydex Series Trust, Rydex Variable Trust, and
                                                      Rydex Dynamic Funds, 1993 to present; Chairman of the Board,
                                                      President, and Treasurer of PADCO Advisors II, Inc.,
                                                      investment adviser to Rydex Variable Trust, 1998 to present;
                                                      Chairman of the Board, President, and Treasurer of PADCO
                                                      Financial Services, Inc., a registered broker-dealer, 1996 to present; Vice President of Rushmore Investment Advisors
                                                      Ltd., a registered investment adviser, 1985 to 1993.

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

      NAME; ADDRESS; AGE         POSITION HELD           PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                 WITH THE TRUST
--------------------------------------------------------------------------------------------------------------------
COREY A. COLEHOUR (53)           Trustee of the       Trustee of Rydex Series Trust, 1996 to present; Trustee of
6116 Executive Boulevard         Trust                Rydex Variable Trust, 1998 to present; and Trustee of Rydex
Suite 400                                             Dynamic Funds, 1999 to present; Senior Vice President of
Rockville, Maryland 20852                             Schield Management Company, a registered investment adviser,
                                                      1985 to present.

--------------------------------------------------------------------------------------------------------------------
J. KENNETH DALTON (58)           Trustee of the       Trustee of Rydex Series Trust, 1996 to present; Trustee of
6116 Executive Boulevard         Trust                Rydex Variable Trust, 1998 to present; and Trustee of Rydex
Suite 400                                             Dynamic Funds, 1999 to present; The Dalton Group (Real
Rockville, Maryland 20852                             Estate), April 1995 to present.
--------------------------------------------------------------------------------------------------------------------

JOHN O.  DEMARET (59)            Trustee of the       Trustee of Rydex Series Trust, 1996 to present; Trustee of
6116 Executive Boulevard         Trust                Rydex Variable Trust, 1998 to present; and Trustee of Rydex
Suite 400                                             Dynamic Funds, 1999 to present; Founder and Chief Executive
Rockville, Maryland 20852                             Officer, Health Cost Controls America, Chicago, Illinois,
                                                      1987 to 1996 (retired).
--------------------------------------------------------------------------------------------------------------------

PATRICK T.  MCCARVILLE (57)      Trustee of the       Trustee of Rydex Series Trust, 1997 to present; Trustee of
6116 Executive Boulevard         Trust                Rydex Variable Trust, 1998 to present; and Trustee of Rydex
Suite 400                                             Dynamic Funds, 1999 to present; Founder and Chief Executive
Rockville, Maryland 20852                             Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to
                                                      present.
--------------------------------------------------------------------------------------------------------------------

ROGER SOMERS (55)                Trustee of the       Trustee of Rydex Series Trust, 1996 to present; Trustee of
6116 Executive Boulevard         Trust                Rydex Variable Trust, 1998 to present; and Trustee of Rydex
Suite 400                                             Dynamic Funds, 1999 to present; President, Arrow Limousine,
Rockville, Maryland 20852                             1965 to present.
--------------------------------------------------------------------------------------------------------------------

ROBERT M. STEELE (41)            Secretary and Vice   Secretary of Rydex Series Trust, Rydex Variable Trust, and
6116 Executive Boulevard         President of the     Rydex Dynamic Funds; Vice President of The Boston Company, Inc.,
Suite 400                        Trust                an institutional money management firm, 1987 to 1994.
Rockville, Maryland 20852
--------------------------------------------------------------------------------------------------------------------

CARL G. VERBONCOEUR (47)         Vice President and   Vice President and Treasurer of Rydex Series Trust, Rydex
6116 Executive Boulevard         Treasurer of the     Variable Trust, and Rydex Dynamic Funds; Vice President of
Suite 400                        Trust                PADCO Financial Services, 1997 to present; Senior Vice
Rockville, Maryland 20852                             President, Crestar Bank, 1995 to 1997; Senior Vice
                                                      President, Crestar Asset Management Company, a registered
                                                      investment adviser, 1993 to 1995; Vice President Perpetual
                                                      Savings Bank, 1987 to 1993.
--------------------------------------------------------------------------------------------------------------------

MICHAEL P. BYRUM (29)            Vice President and   Vice President and Assistant Secretary of Rydex Series
6116 Executive Boulevard         Assistant            Trust, Rydex Variable Trust, and Rydex Dynamic Funds; Senior
Suite 400                        Secretary of the     portfolio manager and employee of PADCO Advisors, Inc. since
Rockville, Maryland 20852        Trust                1993.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

      NAME; ADDRESS; AGE         POSITION HELD           PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                 WITH THE TRUST
--------------------------------------------------------------------------------------------------------------------
JOHN FRANGOS (42)                Vice President of    Vice president of Operations of Rydex Series Trust, Rydex
6116 Executive Boulevard         Operations           Variable Trust, and Rydex Dynamic Funds from 1999 to
Suite 400                                             present; Employee of PADCO Services, Inc. since 1998;
Rockville, Maryland 20852                             Manager and Assistant Vice President of PFPC (Mutual Fund
                                                      series), 1994 to 1998.
--------------------------------------------------------------------------------------------------------------------


The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended December 31, 1999, is set forth in the table below:

--------------------------------------------------------------------------------------------------------------------

                                    AGGREGATE            PENSION OR         ESTIMATED ANNUAL    TOTAL COMPENSATION
   NAME OF PERSON, POSITION     COMPENSATION FROM    RETIREMENT BENEFITS      BENEFITS UPON      FROM FUND COMPLEX
                                      TRUST          ACCRUED AS PART OF        RETIREMENT         FOR SERVICE ON
                                                      TRUST'S EXPENSES                            THREE BOARDS**
--------------------------------------------------------------------------------------------------------------------
Albert P. Viragh, Jr.*,                 $0                   $0                     $0                  $0
CHAIRMAN AND PRESIDENT
--------------------------------------------------------------------------------------------------------------------

Corey A. Colehour,                   $20,000                 $0                     $0                $27,500
TRUSTEE
--------------------------------------------------------------------------------------------------------------------

J. Kenneth Dalton,                   $20,000                 $0                    $0                 $27,500
TRUSTEE
--------------------------------------------------------------------------------------------------------------------

Roger Somers,                        $20,000                 $0                    $0                 $27,500
TRUSTEE
--------------------------------------------------------------------------------------------------------------------
John O. Demaret,                     $20,000                 $0                    $0                 $27,500
TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville,               $20,000                 $0                    $0                 $27,500
TRUSTEE
--------------------------------------------------------------------------------------------------------------------

THE ADVISORY AGREEMENT
Under an investment advisory agreement with the Advisor, dated August 11, 1998, the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of December 31, 1999, net assets under management of the Advisor and its affiliates were approximately $________ billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor according to the fees set forth in the prospectus.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor, which has its office at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, was incorporated in the State of Maryland on July 5, 1994. Albert P. Viragh, Jr., the Chairman of the Board of Trustees and the President of the Advisor, owns a controlling interest in the Advisor.

THE SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Servicer"), subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. [The Servicer may compensate third parties for providing certain shareholder services on behalf of the Servicer.]

Pursuant to the service agreement with the Servicer, the Funds pay the Servicer according to the fees set forth in the prospectus.

INVESTOR SERVICES PLAN
Pursuant to an Investor Services Plan dated January 1, 1999, PFS directly, or indirectly through other service providers determined by PFS ("Service Providers"), provides investor services to owners of Contacts who, indirectly through insurance company separate accounts, invest in shares of the Funds ("Investors"). Investor services include some or all of the following: printing Fund prospectuses and statements of additional information and mailing them to Investors or to financial advisors who allocate funds for investments in Shares of the Funds on behalf of Investors ("Financial Advisors"); forwarding communications from the Funds to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports; assistance in facilitating and processing transactions in Shares of the Funds in connection with strategic or tactical asset allocation investing; assistance in providing the Fund with advance information on strategic and tactical asset allocation trends and anticipated investment activity in and among the Funds; assisting Investors who wish or need to change Financial Advisors; and providing support services to Financial Advisors, including, but not limited to: (a) providing Financial Advisors with updates on policies and procedures; (b) answering questions of Financial Advisors regarding the Funds' portfolio investments; (c) providing performance information to Financial Advisors regarding the Funds; (d) providing information to Financial Advisors regarding the Funds' investment objectives;
(e) providing investor account information to Financial Advisors; and (f) redeeming Fund Shares, if necessary, for the payment of Financial Advisor fees.

For these services, the Trust compensates PFS at an annual rate not exceeding
 .25% of the Funds' average daily net assets. PFS is authorized to use its fee to compensate Services Providers for providing Investor services. The fee will be paid from the assets of the Funds and will be calculated and accrued daily and paid within fifteen (15) days of the end of each month.

COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

For purposes of determining net asset value per share of a Fund, options and futures contracts will be valued at 4:00 P.M., Eastern Time, close of regular trading on the New York Stock Exchange (the "NYSE"), except that futures contracts traded on the Chicago Board of Trade ("CBOT") will be valued at 3:00 P.M., Eastern Time, the close of trading of that exchange. Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. The value of a futures contract equals the unrealized gain or loss on the contract settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national and international exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used.

For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer at the time NAV is determined. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indexes. Performance information for the Europe Fund may be compared to various unmanaged indexes, including, but not limited to, the Dow Jones Stoxx 50-SM- Index. Performance information for the Japan Fund also may be compared to its current benchmark, the NIKKEI 225 Stock Average. Performance information for the Dynamic Funds may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average, the NASDAQ 100 Index-TM-, and the NASDAQ Composite Index-TM-.

Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others, when Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the SEC ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                                  P(1+T)n= ERV

         Where:      P =            a hypothetical initial payment of $1,000;

                     T =            average annual total return;

                     n =            number of years (1, 5 or 10); and

                     ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or 'T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

PURCHASE AND REDEMPTION OF SHARES

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions."

All such distributions of a Fund normally automatically will be reinvested without charge in additional shares of the same Fund.

The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share net asset value for the Money Market Fund, the Trustees may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account.

REGULATED INVESTMENT COMPANY (RIC) STATUS
As a RIC, a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

If a Fund were to fail to qualify as an RIC for one or more taxable years, the Fund could then qualify (or re-qualify) as an RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as an RIC and should thereafter seek to re-qualify as an RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to re-qualify as an RIC.

If a Fund determines that it will not qualify as an RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in it's net asset value.

SECTION 817(H) DIVERSIFICATION
Section 817(h) of the Code requires that the assets of each Fund be adequately diversified so that insurance companies that invest in their shares, and not variable annuity contract owners, are considered the owners of the shares for federal income tax purposes. Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

SPECIAL CONSIDERATIONS APPLICABLE TO THE FUNDS
In general, with respect to the Funds, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures, or forward contracts will be valued for purposes of the RIC diversification requirements applicable to the Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

A Fund may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, a Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. A Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If a Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

TRANSACTIONS BY THE FUNDS
If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term or long-term capital gain to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term or long-term capital gain or loss depending on the Fund's holding period for the underlying security or underlying futures contract. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the International Funds and the Sector Funds in its operations will utilize options on stock indexes. Options on "broad based" stock indexes are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the International Funds and the Sector Funds involving nonequity options on stock indexes may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these four Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from Federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to Federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may visit the Trust's Web site at www.rydexfunds.com or call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

___________________, are the auditors and the independent certified public accountants of the Trust and each of the Funds. Firstar Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS
Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in "Aaa" securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


                                       A-2